PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	$ 365,451	$ 372,254
Less: Accumulated depreciation	(153,963)	(122,905)
Less: Provision for impairment	(47,168)
Total property equipment and software	164,320	249,349
Construction in progress	78,945	67,098
Property, equipment and software, net	243,265	316,447
Buildings and facilities
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	8,455	8,354
Machinery and R&D equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	28,419	30,010
Molds and tooling
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	142,032	140,689
Motor vehicles
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	41,701	43,980
Office and electronic equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	28,206	28,412
Purchased software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	73,955	73,342
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	$ 42,683	$ 47,467